Condensed financial information of the parent company (Details) - Schedule of condensed statements of operations and comprehensive loss - Parent Company [Member] - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
General and administrative expenses	$ 6,233,339	$ 6,401,580	$ 385,865
Total operating expenses	6,233,339	6,401,580	385,865
Loss from operations	(6,233,339)	(6,401,580)	(385,865)
Interest income	541,598	798,328	4
Other expenses	(8,505)	(4,162)	(1,390)
Exchange gain	1,478,258	340,643	529
Other income	18,114
Share of income (loss) from subsidiaries	8,634,815	(25,408,649)	(42,016,647)
Net income (loss)	4,430,941	(30,675,420)	(42,403,369)
Comprehensive income (loss)
Net income (loss)	4,430,941	(30,675,420)	(42,403,369)
Other comprehensive income (loss):
Foreign currency translation adjustment	751,327	1,418,510	(1,188,488)
Comprehensive income (loss)	$ 5,182,268	$ (29,256,910)	$ (43,591,857)